Revenue Recognition	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Under ASC Topic 606 Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services is transferred to customers in exchange for an amount that reflects the consideration the Group expects to be entitled to and in return for transferring those goods or services.

Significant Judgments

Revenue from contracts with customers includes commission income from securities, futures and derivative brokerage, market making trading and insurance brokerage. The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of progress under the contract; whether revenue should be presented gross or net of certain costs; and whether constraints on variable consideration should be applied due to uncertain future events.

Commissions and Fees

The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to TRS trading business and CFD trading services when the Group acts as a market maker). Each time a customer executes a securities, futures, derivative or CFD transaction, commissions and fees are earned. Commissions and related clearing fees and expenses are recorded on the trade date. The performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership are transferred to/from the customer. The Group charges securities brokerage commissions and market making commissions based on the amount of transaction volume, or the number of shares, lots of contracts executed in each order, which generally vary in accordance with the type of products or services the Group offers.

The Group also earns commission income arising from insurance brokerage services which are recognized at a point in time when the performance obligation has been satisfied by successfully referring an insurance client to an insurer in accordance with the relevant broker contract. The commission earned is equal to a percentage of the premium paid to the insurance provider.

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Six Months Ended June 30,
	2025	2024

Insurance brokerage commissions	$-	$478,143
Securities brokerage commissions	2,019	363,565
Market making commissions and fees	15	57,339
Total revenue from contracts with customers	$2,034	$899,047

Hong Kong	$-	$841,708
Cayman Islands	2,034	57,339
	$2,034	$899,047

All of the Group’s revenues from contracts with customers are recognized at a point in time.

Trading (Losses) Gains

Trading gains and losses along with interest revenue fall within the scope of ASC Topic 825, Financial Instruments.

Trading (losses) gains consist of realized and unrealized losses or gains derived from (i) managed portfolio trading positions where the Group acts as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions, and (iii) trading losses or gains from proprietary TRS trading activities. Trading (losses) gains is recorded on a trade date basis. The following table represents trading (losses) gain breakdown:

	For the Six Months Ended June 30,
	2025	2024
CFD trading (losses) gains	$(11)	$299,561
TRS trading (losses) gains	(3,641,503)	430,823
OTC stock option trading gains	4,950	4,389,223
Other trading gains	100	6,382
	$(3,636,464)	$5,125,989

The following table represents the effect of trading activities on the unaudited condensed consolidated statements of operations and comprehensive loss:

	For the Six Months Ended June 30,
	2025	2024
Foreign Currency	$-	$594
Stock Indices	(11)	641,562
Commodities	-	(342,595)
Equity	(3,636,453)	4,826,428
	$(3,636,464)	$5,125,989

The revenue related to each category includes realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Interest Income and Other

Interest income primarily consist of interests earned on bank deposits and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

Other income primarily consists of the dividends income, transaction fee, advisory service fee, government subsidy and other miscellaneous charges from customers etc.